Derivative Instruments And Hedging Activities (Schedule Of Notional Values And Fair Values Of Derivative Instruments) (Details) - Cash Flow Interest Rate Contracts [Member] - Designated As Hedging Instrument [Member] - USD ($)
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Asset Derivatives, Notional Value	$ 540,000,000	$ 790,000,000
Liability Derivatives, Notional Value		121,442,000
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 7,995,000	10,390,000
Accounts Payable and Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value		$ 1,823,000